Acquisitions (Rant) (Details) - USD ($)	Jul. 12, 2016	Dec. 31, 2016	Jun. 30, 2016
Preliminary Purchase allocation
Goodwill		$ 18,859,000	$ 11,270,000
Rant, Inc.
Business Acquisition [Line Items]
Fair value of debt	$ 3,500,000
Shares of the Company's common stock on closing market price at issuance	7,600,000
Preliminary Purchase allocation
Goodwill	7,589,000
Intangible assets	5,500,000
Total liabilities	(1,990,000)
Total	$ 11,099,000
Rant, Inc. | Series E Preferred Stock
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)	4,435
Preferred stock converted into percentage of Company common stock	22.00%
Rant, Inc. | Secured Debt
Business Acquisition [Line Items]
Debt issue amount	$ 3,000,000
Stated interest rate (as a percent)	12.00%
Conversion to stock price (in dollars per share)	$ 5.20